Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
ROU assets	$ 223	$ 86
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Lease liabilities - short-term debt	$ 75	$ 36
Finance Lease, Liability, Current, Statement of Financial Position	Short-term debt (Note J&P)	Short-term debt (Note J&P)
Lease liabilities - long-term debt	$ 164	$ 63
Finance Lease, Liability, Noncurrent, Statement of Financial Position	Long-term debt (Note J&P)	Long-term debt (Note J&P)